Commitments And Contingencies (Environmental Remediation Contingencies) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual expected to be recovered	$ 579
Eligible Resident Households For Voluntary Program	380
Utility Undiscounted Future Costs	1,700
Remediation cost recovery	90.00%
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Utility Undiscounted future costs	$ 900	$ 910